BUSINESS COMBINATION - Preliminary Estimated Fair Value of Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 29, 2017
Business Acquisition [Line Items]
Goodwill	$ 1,616,867	$ 1,484,117	$ 1,313,514
Angie's List
Business Acquisition [Line Items]
Cash and cash equivalents				$ 44,270
Other current assets				11,280
Property and equipment				16,341
Goodwill				543,674
Intangible assets				317,300
Total assets				932,865
Deferred revenue				(32,595)
Other current liabilities				(46,150)
Long-term debt—related party				(61,498)
Deferred income taxes				(9,833)
Other long-term liabilities				(1,405)
Net assets acquired				$ 781,384